UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Technology Fund
	Shares	Value ($)
Common Stocks 99.6%
Consumer Discretionary 4.3%
Hotels Restaurants & Leisure 0.4%
Ctrip.com International Ltd. (ADR)*	54,500	2,512,450
Internet & Catalog Retail 3.6%
Amazon.com, Inc.* (a)	67,400	14,997,848
Priceline.com, Inc.* (a)	16,900	9,086,285

		24,084,133
Media 0.3%
ReachLocal, Inc.* (a)	99,000	1,800,810
Industrials 0.1%
Professional Services
RPX Corp.* (a)	23,600	631,300
Information Technology 95.2%
Communications Equipment 13.0%
Acme Packet, Inc.* (a)	72,424	4,267,222
Aviat Networks, Inc.*	20,071	77,675
Ceragon Networks Ltd.* (a)	159,400	1,987,718
Cisco Systems, Inc.	477,089	7,619,111
Comverse Technology, Inc.*	1,170,984	8,782,380
F5 Networks, Inc.*	79,500	7,431,660
Juniper Networks, Inc.*	229,600	5,370,344
Polycom, Inc.*	419,800	11,347,194
QUALCOMM, Inc.	718,854	39,378,822
Research In Motion Ltd.*	21,200	530,000

		86,792,126
Computers & Peripherals 23.5%
Apple, Inc.*	271,400	105,976,272
EMC Corp.* (a)	877,700	22,890,416
Hewlett-Packard Co.	464,500	16,331,820
QLogic Corp.*	34,300	520,331
Quantum Corp.* (a)	1,614,700	4,246,661
SanDisk Corp.* (a)	152,700	6,494,331
Western Digital Corp.*	30,000	1,033,800

		157,493,631
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc. (a)	279,300	4,443,663
NeoPhotonics Corp.* (a)	79,465	586,452

		5,030,115
Internet Software & Services 14.1%
Baidu, Inc. (ADR)*	24,000	3,769,680
eBay, Inc.*	98,210	3,216,377
Equinix, Inc.*	25,900	2,705,773
Google, Inc. "A"*	87,500	52,822,875
Intralinks Holdings, Inc.*	90,000	1,375,200
LogMeIn, Inc.* (a)	214,903	7,639,802
Open Text Corp.* (a)	31,700	2,141,652
QuinStreet, Inc.* (a)	256,086	3,198,514
Responsys, Inc.*	30,000	437,100
Telecity Group PLC*	382,216	3,453,494
Tencent Holdings Ltd.	81,300	2,123,862
Velti PLC* (a)	307,705	5,080,210
Yahoo!, Inc.* (a)	401,800	5,263,580
Yandex NV "A"*	38,670	1,352,290

		94,580,409
IT Services 11.2%
Accenture PLC "A" (a)	86,500	5,115,610
Amdocs Ltd.*	90,800	2,862,924
Camelot Information Systems, Inc. (ADR)* (a)	152,096	1,787,128
Cognizant Technology Solutions Corp. "A"*	232,700	16,258,749
Fiserv, Inc.*	92,300	5,571,228
International Business Machines Corp. (a)	103,300	18,785,105
InterXion Holding NV*	170,710	2,535,044
MasterCard, Inc. "A"	9,400	2,850,550
ServiceSource International, Inc.* (a)	52,031	970,898
Teradata Corp.* (a)	213,000	11,706,480
VeriFone Systems, Inc.* (a)	65,800	2,590,546
Visa, Inc. "A" (a)	42,700	3,652,558

		74,686,820
Semiconductors & Semiconductor Equipment 14.4%
Aixtron SE (a)	109,800	2,965,877
Altera Corp.	103,900	4,247,432
Applied Materials, Inc.	200,900	2,475,088
ASML Holding NV (NY Registered Shares)	69,100	2,463,415
Avago Technologies Ltd.	145,772	4,902,312
Broadcom Corp. "A"*	191,000	7,080,370
Cavium, Inc.* (a)	64,800	2,234,952
Cirrus Logic, Inc.* (a)	200,400	3,042,072
EZchip Semiconductor Ltd.*	20,000	617,800
Inphi Corp.* (a)	17,960	227,912
Integrated Device Technology, Inc.*	664,700	4,546,548
Intel Corp.	1,197,800	26,746,874
Marvell Technology Group Ltd.*	291,178	4,315,258
MaxLinear, Inc. "A"* (a)	434,700	2,890,755
Microchip Technology, Inc. (a)	70,900	2,392,875
Micron Technology, Inc.* (a)	508,500	3,747,645
Microsemi Corp.* (a)	28,000	555,800
MKS Instruments, Inc.	34,500	860,775
Netlogic Microsystems, Inc.*	148,800	5,141,040
Novellus Systems, Inc.* (a)	20,500	636,320
NXP Semiconductors NV*	92,950	1,838,551
Texas Instruments, Inc. (a)	411,800	12,251,050

		96,180,721
Software 18.3%
Activision Blizzard, Inc. (a)	333,200	3,945,088
Adobe Systems, Inc.*	125,015	3,465,416
ANSYS, Inc.*	42,900	2,170,740
Ariba, Inc.* (a)	492,800	16,296,896
BMC Software, Inc.*	171,300	7,403,586
Check Point Software Technologies Ltd.* (a)	93,900	5,413,335
Citrix Systems, Inc.*	40,100	2,888,804
Ellie Mae, Inc.*	200,000	1,150,000
Informatica Corp.* (a)	184,800	9,448,824
Kenexa Corp.* (a)	76,000	1,943,320
Longtop Financial Technologies Ltd. (ADR)* (a)	183,700	361,889
Microsoft Corp.	919,200	25,186,080
Oracle Corp.	962,600	29,436,308
QLIK Technologies, Inc.* (a)	74,538	2,259,247
RealD, Inc.* (a)	9,400	145,512
Rovi Corp.* (a)	29,010	1,536,660
Salesforce.com, Inc.* (a)	13,500	1,953,585
Symantec Corp.*	55,600	1,059,736
Taleo Corp. "A"*	101,484	3,359,120
TIBCO Software, Inc.*	61,600	1,604,064
Ultimate Software Group, Inc.*	5,000	271,900
VanceInfo Technologies, Inc. (ADR)* (a)	76,300	1,543,549

		122,843,659

Total Common Stocks (Cost $384,490,148)		666,636,174
Other Investments 0.8%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	2,522,000
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	303,800
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	1,814,000
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	—	14,600
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	248,700
GeoCapital III LP (5.0% limited partnership interest)* (b)	—	6,200
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	557,400
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	123,849

Total Other Investments (Cost $18,257,592)		5,590,549
Securities Lending Collateral 24.0%
Daily Assets Fund Institutional, 0.13% (c) (d) (Cost $160,983,353)	160,983,353	160,983,353
Cash Equivalents 0.1%
Central Cash Management Fund, 0.12% (c) (Cost $724,049)	724,049	724,049

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $564,455,142) †	124.5	833,934,125
Other Assets and Liabilities, Net	(24.5)	(164,242,889)

Net Assets	100.0	669,691,236

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $567,843,365. At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $266,090,760. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $299,708,297 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,617,537.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $153,372,572 which is 22.9% of net assets.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	2,522,000	0.38
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	303,800	0.04
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,719,304	1,814,000	0.27
Asset Management Association 1996 LP**	June 1996 to July 2000	963,860	14,600	0.00
Asset Management Association 1998 LP**	December 1998 to November 2001	2,642,366	248,700	0.04
GeoCapital III LP**	December 1993 to December 1996	341,738	6,200	0.00
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	557,400	0.08
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	123,849	0.02
Total Restricted Securities		17,866,266	5,590,549	0.83

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)
Consumer Discretionary	$28,397,393	$—	$—	$28,397,393
Industrials	631,300	—	—	631,300
Information Technology	628,702,359	8,543,233	361,889	637,607,481
Other Investments	—	—	5,590,549	5,590,549
Short-Term Investments(e)	161,707,402	—	—	161,707,402
Total	$819,438,454	$8,543,233	$5,952,438	$833,934,125

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks
	Information Technology	Other Investments	Total
Balance as of October 31, 2010	$—	$6,075,348	$6,075,348
Realized gains (loss)	(1,649)	(864,299)	(865,948)
Change in unrealized appreciation (depreciation)	(4,753,903)	724,550	(4,029,353)
Amortization premium/discount	—	—	—
Net purchases (sales)	5,117,441	(345,050)	4,772,391
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of July 31, 2011	$361,889	$5,590,549	$5,952,438
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2011	$(4,753,903)	$(205,391)	$(4,959,294)

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011